Annual Report

                                             SMALL-CAP
                                             STOCK FUND-
                                             ADVISOR CLASS

                                             DECEMBER 31, 2000

                                     [LOGO]
                                  T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Small-Cap Stock Fund -
Advisor Class

o The devastation in technology, telecom, and Internet stocks left small-cap value stocks unscathed.

o Your fund resisted the powerful sell-off in late 2000, advancing 4.82% in the second half and 6.79% in the nine months since inception.

o Value stocks in the energy, financial, and utility sectors were our top performers, while technology stocks were the worst detractors.

o Small-caps remain attractively valued, and a blend of growth and value stocks should be ideal in this treacherous but fertile environment.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

Fellow Shareholders

What bear market? Small-cap value stocks, which have long formed the core of our investment approach, finally got another chance to ride the bull after being thrown in the mid-1990s. Though 2000 will be remembered by some as the worst year for stocks since bell-bottoms were in fashion, neglected and inexpensive small-cap shares came back into vogue. Investors were finally rewarded for holding diversified portfolios.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
Periods Ended 12/31/00                                     6 Months    (3/31/00)
--------------------------------------------------------------------------------
Small-Cap Stock Fund -
Advisor Class                                               4.82%         6.79%
--------------------------------------------------------------------------------
Russell 2000 Index                                         -5.88         -9.44
--------------------------------------------------------------------------------
Lipper Small-Cap Core
Fund Index                                                 -1.49         -3.07
--------------------------------------------------------------------------------
S&P 500 Stock Index                                        -8.72        -11.15
--------------------------------------------------------------------------------

In absolute terms and compared with our benchmarks, the performace of the Small-Cap Stock Fund - Advisor Class was outstanding in 2000, as we posted a healthy second-half gain despite the market's crash landing. As shown in the table, the fund's gain of 4.82% over six months and 6.79% for nine months since inception far exceeded the performance of the unmanaged Russell 2000 Index of smaller companies, the average competing fund as measured by Lipper, and the large-cap Standard & Poor's 500 Stock Index. Our strong results owed as much to the stocks we decided to buy as to those we avoided. We kept our shareholders healthy by refusing to handle most of these "bleeding edge" technology stocks.

YEAR-END DISTRIBUTIONS

Your fund's Board of Directors declared a year-end income distribution of $0.18 per share and a capital gain distribution of $2.46, of which $2.04 was long term and $0.42 was short term. These were paid on December 14 to shareholders of record on December 12. You should already have received your check or statement reflecting them as well as our Form 1099-DIV summarizing this information for 2000 tax purposes.

INVESTMENT REVIEW

Several segments of the Russell 2000 Index posted excellent returns in the second half. Utilities rose nearly 38%, energy gained 25%, and financial stocks advanced almost 22%. By contrast, last year's glamour sectors were badly tarnished. Telecom services plunged 70% and information technology fell 41%. A slowdown in the economy caused a 21% loss in small-cap industrial stocks.

Your fund benefited from strong stock selection in the financial sector. Though we had less exposure to financials than the index, our holdings, led by Downey Financial, surged more than 40%--nearly twice as strong as the overall small-cap financial sector. Downey, a Newport Beach, California, savings and loan, rose more than 90% in the second half. Investors recognized Downey's strong franchise value and may have anticipated that rate cuts by the Federal Reserve would boost the firm's earnings in 2001 and beyond. (In a surprise move between regular meetings, the Fed cut the key federal funds rate by a half point on January 3, after the end of the period under review.) Another strong performer was Southwest Bancorp, a solidly managed Houston bank that more than doubled in the past six months following strong results. Southwest's location in the Texas oil patch helps keep fundamentals looking strong in the near term. The financial sector alone accounted for about half of the fund's second-half gain.

SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
Business Services and Transportation                                         20%
Capital Equipment, Process Industries, and Basic Materials                    5%
Technology                                                                   10%
Consumer Services, Cyclicals, and Education                                  19%
Financial                                                                    14%
Energy and Utilities                                                         11%
Consumer Nondurables                                                         14%
Reserves                                                                      7%
-------------------------------------------------------------------------------
Based on net assets as of 12/31/00

Overweighting the energy sector also aided results, and our selections here rose nearly 32% in the second half, led by Barrett Resources and Cross Timbers Oil, each of which soared more than 80%. These companies with their proven natural gas reserves are benefiting from the gas shortage and this winter's soaring prices. Inventories of natural gas, which is used increasingly as a cleaner fuel, ended the year 29% below year-ago levels.

Utilities power gains

Though the fund had only half as large a weighting in utilities as the Russell 2000 Index weight of 4.3%, our holdings surged 63%, well ahead of the index components. Cleco was the fund's top performer here, gaining nearly 67% for the half. Investors came to appreciate its independent power generation subsidiary, which sells electric power to other utilities.

Technology, telecom services, and industrial stocks detracted significantly from performance. Still, stock selection in industrials and technology, as well as a significant underweighting in telecom services, aided results relative to the index. Three of the fund's largest detractors came from the technology sector. Littelfuse and Artesyn Technologies declined 42% and 43%, respectively. Both experienced significant slowdowns in end-product demand and preannounced earnings shortfalls for the fourth quarter. Keynote Systems, which provides products to measure Web site performance, experienced slower growth as its dot-com customers deferred spending. The stock fell from above $70 to about $14 during the second half.

PORTFOLIO HIGHLIGHTS

The fund's largest purchase in the second half was Valley National Bancorp, a regional bank in northern New Jersey with 117 branches and $6.4 billion in assets. The bank has a strong franchise, steady loan growth, and a high return on assets. Management and employees are also significant shareholders and have always been focused on improving earnings per share.

Our second-largest purchase, Artesyn Technologies, discussed above, is a global manufacturer of power control and conversion systems. Its products convert electrical currents and regulate the voltage of electricity as it enters a computer. Artesyn products also act as a backup to any brief power outages. The company is introducing many smaller and faster new products over the next year that will sell into the rapidly growing markets for Internet servers and telecommunications base stations. We bought the stock ahead of the new product cycle anticipating that investors would give Artesyn a higher valuation when these products come to market. Unfortunately, the company's sales fell short of expectations in the fourth quarter due to a component shortage. Artesyn performed well in the first half but gave up those gains and more late in the year. We remain committed to the stock.

Black Box, our third-largest purchase, is a marketer of computer accessory, wiring, and networking products sold through a catalog. The company has been able to develop a very loyal customer base around the world by offering free technical assistance. Black Box has recently expanded into on-site wiring services. The company sells and installs the computer and telephone wiring for new and existing offices, schools, retail establishments, and other commercial locations. Through acquisitions of regional wiring companies, Black Box has built a business that should be larger than its traditional computer product sales this year. Black Box's earnings are expected to grow 25% this year, and we were able to purchase the stock at a reasonable forward price/earnings multiple of 17.

Largest sales

Our largest sales included Texas Instruments, US Can, and Technitrol. Texas Instruments bought chipmaker Burr Brown, in which we had a big position. Following the acquisition, we sold TI because of its extremely large market capitalization. Similarly, we exited US Can when management completed a leveraged buyout last summer. Finally, we took profits by selling about half of our position in Technitrol, a networking component manufacturer that soared in 2000 and hit our price targets.

OUTLOOK

GROWTH VS. VALUE
--------------------------------------------------------------------------------
                                                         1999              2000
--------------------------------------------------------------------------------
Russell 2000 Growth Index                                43.09%          -22.43%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                 -1.49            22.83
--------------------------------------------------------------------------------

Last year, value stocks made up the ground they had lost to aggressive growth stocks in 1999's Internet-crazed market. The resurgence of value stocks enabled your fund to outperform its benchmarks by a wide margin. A more balanced perspective comes from viewing both years together. Neither period is typical.

Moving ahead we can expect more moderate results versus the index. We continue to believe small-caps will outperform large-caps in the intermediate future. While large-cap shares fell hard last year, their valuations remain stretched. Meanwhile, empirical evidence suggests small-caps remain quite attractively valued compared with historical averages. New Economy companies still possess tremendous growth potential, but valuations in some sectors remain inflated, and standing near a bursting bubble can be hazardous. Therefore, we believe our time-tested strategy of blending growth and value is particularly right for these times.

Respectfully submitted,


/s/ Greg A. McCrickard

Greg A. McCrickard
President of the fund and chairman of its Investment Advisory Committee

January 16, 2001

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE SMALL-CAP STOCK FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/00
--------------------------------------------------------------------------------

Downey Financial                                                            2.3%
--------------------------------------------------------------------------------
Cleco                                                                       2.0
--------------------------------------------------------------------------------
Harman International                                                        1.7
--------------------------------------------------------------------------------
Barrett Resources                                                           1.6
--------------------------------------------------------------------------------
PartnerRe                                                                   1.4
--------------------------------------------------------------------------------

Lincare                                                                     1.4
--------------------------------------------------------------------------------
Brown and Brown                                                             1.4
--------------------------------------------------------------------------------
WestAmerica                                                                 1.3
--------------------------------------------------------------------------------
Valley National Bancorp                                                     1.3
--------------------------------------------------------------------------------
Cross Timbers Oil                                                           1.3
-------------------------------------------------------------------------------

Matthews International                                                      1.2
--------------------------------------------------------------------------------
Chittenden                                                                  1.2
--------------------------------------------------------------------------------
Insituform Technologies                                                     1.2
--------------------------------------------------------------------------------
Southwest Bancorp                                                           1.2
--------------------------------------------------------------------------------
Noble Affiliates                                                            1.2
--------------------------------------------------------------------------------

Inhale Therapeutic Systems                                                  1.2
--------------------------------------------------------------------------------
Maximus                                                                     1.1
--------------------------------------------------------------------------------
SCP Pool                                                                    1.1
--------------------------------------------------------------------------------
SEACOR SMIT                                                                 1.1
--------------------------------------------------------------------------------
Iron Mountain                                                               1.1
--------------------------------------------------------------------------------

Casey's General Stores                                                      1.0
--------------------------------------------------------------------------------
Littelfuse                                                                  1.0
--------------------------------------------------------------------------------
Tetra Tech                                                                  0.9
--------------------------------------------------------------------------------
F. Y. I.                                                                    0.9
--------------------------------------------------------------------------------
NetIQ                                                                       0.9
--------------------------------------------------------------------------------

Total                                                                      32.0%

Note: Table excludes reserves.

T. ROWE PRICE SMALL-CAP STOCK FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES

Listed in descending order of size

6 Months Ended 12/31/00

Ten Largest Purchases                    Ten Largest Sales
--------------------------------------------------------------------------------
Valley National Bancorp *                Texas Instruments **
--------------------------------------------------------------------------------
Artesyn Technologies *                   US Can **
--------------------------------------------------------------------------------
Black Box *                              Technitrol
--------------------------------------------------------------------------------
Harman International                     Southwest Bancorp
--------------------------------------------------------------------------------
SEACOR SMIT                              Keynote Systems
--------------------------------------------------------------------------------
Harmonic *                               C.H. Robinson Worldwide
--------------------------------------------------------------------------------
Houghton Mifflin                         Applied Micro Circuits
--------------------------------------------------------------------------------
Atwood Oceanics *                        Kennametal **
--------------------------------------------------------------------------------
Wilson Greatbatch Technologies *         Burr Brown **
--------------------------------------------------------------------------------
Edwards Lifesciences *                   Performance Food Group **
--------------------------------------------------------------------------------

    *Position added
  **Position eliminated

T. ROWE PRICE SMALL-CAP STOCK FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

   [The following table was depicted as a line chart in the printed material.]

SMALL CAP VALUE FUND-ADVISOR CLASS
--------------------------------------------------------------------------------
                      Small Cap Value Fund-  Russell 2000           Funds
As of 12/31/00        Advisor Class          Index                  Average
--------------------------------------------------------------------------------
3/31/00               $10,000                $10,000                $10,000
--------------------------------------------------------------------------------
12/00                 $10,679                $ 9,056                $ 9,593
--------------------------------------------------------------------------------

TOTAL RETURN

--------------------------------------------------------------------------------
                                                              Since  Inception
  Period Ended 12/31/00                                   Inception       Date
--------------------------------------------------------------------------------
  Small-Cap Stock Fund - Advisor Class                        6.79%    3/31/00
--------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
                                   For a share outstanding throughout the period

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL-CAP STOCK ADVISOR CLASS SHARES

                                                                      3/31/00
                                                                      Through
                                                                     12/31/00

NET ASSET VALUE
Beginning of period                                                 $   24.93
                                                                    ---------
Investment activities

 Net investment income (loss)                                            0.07
 Net realized and
 unrealized gain (loss)                                                  1.53
                                                                    ---------
 Total from
 investment activities                                                   1.60
                                                                    ---------
Distributions

 Net investment income                                                  (0.18)
 Net realized gain                                                      (2.46)
                                                                    ---------

 Total distributions                                                    (2.64)

NET ASSET VALUE
                                                                    ---------
End of period                                                       $   23.89
                                                                    =========

--------------------------------------------------------------------------------
Ratios/Supplemental Data

Total return@                                                            6.79%
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                                                       0.82%+
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                                                               0.85%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                                  32.8%+
--------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $   7,479
--------------------------------------------------------------------------------

@ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
+     Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

PORTFOLIO OF INVESTMENTS

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 93.1%

FINANCIAL 13.9%

Bank and Trust 9.2%

Charter One Financial                                  239,347     $       6,911
--------------------------------------------------------------------------------
Chittenden                                             914,500            27,721
--------------------------------------------------------------------------------
Citizens Banking                                       611,900            17,841
--------------------------------------------------------------------------------
Downey Financial                                       927,400            51,007
--------------------------------------------------------------------------------
First Bell Bancorp                                      95,300             1,313
--------------------------------------------------------------------------------
First Mariner Bancorp                                   45,500               185
--------------------------------------------------------------------------------
Frankfort First Bancorp +                               71,500               970
--------------------------------------------------------------------------------
Glacier Bancorp                                        497,690             6,128
--------------------------------------------------------------------------------
Marshall & Ilsley                                       28,800             1,464
--------------------------------------------------------------------------------
Southwest Bancorp *                                    637,600            27,397
--------------------------------------------------------------------------------
Summit Bancorp                                         205,300             7,840
--------------------------------------------------------------------------------
Valley National Bancorp                                898,800            29,941
--------------------------------------------------------------------------------
WestAmerica                                            709,100            30,513
--------------------------------------------------------------------------------
                                                                         209,231
                                                                   -------------

Insurance 4.2%

Brown and Brown                                        900,300            31,510
--------------------------------------------------------------------------------
Harleysville Group                                     208,600             6,134
--------------------------------------------------------------------------------
London Pacific Group ADR                               631,500             4,776
--------------------------------------------------------------------------------
PartnerRe Holdings                                     534,600            32,611
--------------------------------------------------------------------------------
Selective Insurance                                    148,000             3,603
--------------------------------------------------------------------------------
W. R. Berkley                                          324,900            15,341
--------------------------------------------------------------------------------
                                                                          93,975
                                                                   -------------

Financial Services 0.5%

Delta Financial *                                      284,000                89
--------------------------------------------------------------------------------
Financial Federal *                                    218,700             5,221
--------------------------------------------------------------------------------
ITLA Capital *                                         268,000             5,142
                                                                   -------------
--------------------------------------------------------------------------------
                                                                          10,452
                                                                   -------------
Total Financial                                                          313,658
                                                                   -------------

UTILITIES 2.5%

Electric Utilities 2.1%

Cleco                                                  839,400            45,957
--------------------------------------------------------------------------------
Unisource Energy                                        95,300             1,793
                                                                   -------------
--------------------------------------------------------------------------------
                                                                          47,750
                                                                   -------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Telephone 0.4%

Rural Cellular (Class A) *                             108,000     $       3,196
--------------------------------------------------------------------------------
Western Wireless *                                     148,000             5,805
                                                                   -------------
--------------------------------------------------------------------------------
                                                                           9,001
                                                                   -------------
Total Utilities                                                           56,751
                                                                   -------------

CONSUMER NONDURABLES 14.4%

Food Processing 1.5%

American Italian Pasta *                               319,800             8,575
--------------------------------------------------------------------------------
International Multifoods +                           1,004,900            20,412
--------------------------------------------------------------------------------
Makepeace *                                                164             1,148
--------------------------------------------------------------------------------
Seneca Foods (Class A) *                               167,700             2,390
--------------------------------------------------------------------------------
Seneca Foods (Class B) *                                72,200             1,060
--------------------------------------------------------------------------------
                                                                          33,585
                                                                   -------------

Hospital Supplies/Hospital Management 5.1%

Airgas *                                               683,200             4,654
--------------------------------------------------------------------------------
Cephalon *                                             323,517            20,473
--------------------------------------------------------------------------------
Hooper Holmes                                          826,800             9,144
--------------------------------------------------------------------------------
Lincare Holdings *                                     562,000            32,052
--------------------------------------------------------------------------------
Mentor                                                 939,000            18,516
--------------------------------------------------------------------------------
Molecular Devices *                                    172,800            11,821
--------------------------------------------------------------------------------
Renal Care Group *                                     392,950            10,769
--------------------------------------------------------------------------------
Steris *                                               502,100             8,096
--------------------------------------------------------------------------------
                                                                         115,525
                                                                   -------------

Pharmaceuticals 1.0%
--------------------------------------------------------------------------------
Arena Pharmaceuticals *                                 47,700               741
--------------------------------------------------------------------------------
AtheroGenics *                                           7,300                36
--------------------------------------------------------------------------------
Aurora Biosciences *                                   144,000             4,532
--------------------------------------------------------------------------------
Incyte Genomics *                                      115,200             2,862
--------------------------------------------------------------------------------
Noven Pharmaceuticals *                                 95,300             3,550
--------------------------------------------------------------------------------
NPS Pharmaceuticals *                                  188,200             9,004
--------------------------------------------------------------------------------
Triangle Pharmaceuticals *                             526,300             2,615
--------------------------------------------------------------------------------
                                                                          23,340
                                                                   -------------

Biotechnology 3.3%

Abgenix *                                               81,200             4,798
--------------------------------------------------------------------------------
Alkermes *                                             210,500             6,611
--------------------------------------------------------------------------------
COR Therapeutics *                                     224,300             7,886
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Cubist Pharmaceuticals *                                74,500     $       2,195
--------------------------------------------------------------------------------
Deltagen *                                             121,500             1,291
--------------------------------------------------------------------------------
EDEN Bioscience *                                       59,600             1,782
--------------------------------------------------------------------------------
Edwards Lifesciences *                                 422,000             7,491
--------------------------------------------------------------------------------
Genaissance Pharmaceuticals *                            5,100                92
--------------------------------------------------------------------------------
Gilead Sciences *                                       28,800             2,389
--------------------------------------------------------------------------------
Inhale Therapeutic Systems *                           536,200            26,827
--------------------------------------------------------------------------------
Neose Technologies *                                    22,700               748
--------------------------------------------------------------------------------
Neurocrine Biosciences *                               168,800             5,586
--------------------------------------------------------------------------------
Serologicals *                                         402,200             6,071
--------------------------------------------------------------------------------
ViroPharma *                                            71,500             1,032
--------------------------------------------------------------------------------
                                                                          74,799
                                                                   -------------

Health Care Services 1.7%

AmeriPath *                                            645,400            16,175
--------------------------------------------------------------------------------
Boron LePore & Associates *                            107,200             1,122
--------------------------------------------------------------------------------
Bruker Daltonics *                                       7,600               180
--------------------------------------------------------------------------------
Orthodontic Centers of America *                       287,000             8,969
--------------------------------------------------------------------------------
Packard BioScience *                                   176,800             2,028
--------------------------------------------------------------------------------
Wilson Greatbatch Technologies *                       366,800            10,362
--------------------------------------------------------------------------------
                                                                          38,836
                                                                   -------------

Miscellaneous Consumer Products 1.7%

Coach *                                                 83,900             2,412
--------------------------------------------------------------------------------
Cone Mills *                                           741,200             1,899
--------------------------------------------------------------------------------
Culp                                                   263,400               527
--------------------------------------------------------------------------------
Dan River *                                            965,200             2,143
--------------------------------------------------------------------------------
Polymer Group                                          382,300             2,055
--------------------------------------------------------------------------------
QuikSilver *                                           251,200             4,867
--------------------------------------------------------------------------------
Reebok International *                                 246,800             6,748
--------------------------------------------------------------------------------
Sola *                                               1,060,700             4,375
--------------------------------------------------------------------------------
Stride Rite                                            860,900             6,026
--------------------------------------------------------------------------------
Unifi *                                                596,800             5,334
--------------------------------------------------------------------------------
WestPoint Stevens                                      334,600             2,506
--------------------------------------------------------------------------------
                                                                          38,892
                                                                   -------------

Cosmetics 0.1%

Chattem *                                              328,100             1,887
--------------------------------------------------------------------------------
                                                                           1,887
                                                                   -------------
Total Consumer Nondurables                                               326,864
                                                                   -------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
CONSUMER SERVICES 9.1%

Restaurants 1.5%

Applebee's                                             239,300     $       7,575
--------------------------------------------------------------------------------
BUCA * +                                               760,600            11,148
--------------------------------------------------------------------------------
PJ America * +                                         278,600             1,585
--------------------------------------------------------------------------------
Ruby Tuesday                                           691,700            10,548
--------------------------------------------------------------------------------
Uno Restaurant *                                       382,300             3,154
--------------------------------------------------------------------------------
                                                                          34,010
                                                                   -------------

General Merchandisers 2.7%

Bon-Ton Stores * +                                     710,700             1,921
--------------------------------------------------------------------------------
Casey's General Stores                               1,583,900            23,560
--------------------------------------------------------------------------------
Columbia Sportswear *                                  315,800            15,751
--------------------------------------------------------------------------------
Neiman Marcus Group *                                  546,100            19,421
--------------------------------------------------------------------------------
                                                                          60,653
                                                                   -------------

Specialty Merchandisers 1.2%

O' Charley's * +                                       973,100            17,394
--------------------------------------------------------------------------------
PurchasePro.com *                                      325,300             5,682
--------------------------------------------------------------------------------
Urban Outfitters *                                     421,000             3,355
--------------------------------------------------------------------------------
Wild Oats Markets *                                    334,600             1,443
--------------------------------------------------------------------------------
                                                                          27,874
                                                                   -------------

Entertainment and Leisure 1.4%

Houghton Mifflin                                       365,100            16,932
--------------------------------------------------------------------------------
Papa John's International *                            382,300             8,542
--------------------------------------------------------------------------------
Sonic *                                                296,400             6,928
--------------------------------------------------------------------------------
                                                                          32,402
                                                                   -------------

Media and Communications 2.3%

American Tower (Class A) *                              57,600             2,182
--------------------------------------------------------------------------------
Citadel Communications *                               507,400             6,073
--------------------------------------------------------------------------------
Classic Communications (Class A) *                     280,000               586
--------------------------------------------------------------------------------
Emmis Broadcasting (Class A) *                         416,900            11,934
--------------------------------------------------------------------------------
Entercom Communications *                              185,000             6,371
--------------------------------------------------------------------------------
Pegasus Communications *                               170,600             4,398
--------------------------------------------------------------------------------
Sinclair Broadcast Group (Class A) *                 1,079,100            10,808
--------------------------------------------------------------------------------
Young Broadcasting (Class A) *                         247,600             8,248
--------------------------------------------------------------------------------
                                                                          50,600
                                                                   -------------
Total Consumer Services                                                  205,539
                                                                   -------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
CONSUMER CYCLICALS 9.6%

Automobiles and Related 2.4%

A.O. Smith (Class B)                                 1,008,900     $      17,214
--------------------------------------------------------------------------------
Adrian Steel +                                          13,000             5,018
--------------------------------------------------------------------------------
Keystone Automotive *                                  247,400             1,728
--------------------------------------------------------------------------------
Littelfuse *                                           813,300            23,332
--------------------------------------------------------------------------------
Strattec Security *                                    191,200             5,975
--------------------------------------------------------------------------------
                                                                          53,267
                                                                   -------------

Building and Real Estate 4.8%

Apartment Investment & Management, REIT                143,400             7,161
--------------------------------------------------------------------------------
Arden Realty, REIT                                     633,900            15,927
--------------------------------------------------------------------------------
EastGroup Properties, REIT +                           800,400            17,909
--------------------------------------------------------------------------------
First Washington Realty Trust, REIT                    310,800             8,022
--------------------------------------------------------------------------------
Glenborough Realty Trust, REIT                         642,600            11,165
--------------------------------------------------------------------------------
JP Realty, REIT                                        672,100            10,586
--------------------------------------------------------------------------------
Parkway Properties, REIT +                             672,000            19,950
--------------------------------------------------------------------------------
Reckson Associates Realty (Class B), REIT              218,650             5,944
--------------------------------------------------------------------------------
Woodhead Industries +                                  573,900            11,245
--------------------------------------------------------------------------------
                                                                         107,909
                                                                   -------------

Miscellaneous Consumer Durables 2.4%

CompX International +                                  463,700             4,145
--------------------------------------------------------------------------------
Harman International                                 1,064,500            38,854
--------------------------------------------------------------------------------
Intranet Solutions *                                   244,500            12,431
                                                                   -------------
                                                                          55,430
                                                                   -------------
Total Consumer Cyclicals                                                 216,606
                                                                   -------------

TECHNOLOGY 9.7%

Electronic Components 3.9%

American Superconductor *                              160,300             4,589
--------------------------------------------------------------------------------
Analogic                                               401,800            17,993
--------------------------------------------------------------------------------
Artesyn Technologies *                                 573,900             9,254
--------------------------------------------------------------------------------
ATMI *                                                 425,200             8,292
--------------------------------------------------------------------------------
Benchmark Electronics *                                410,300             9,257
--------------------------------------------------------------------------------
Exar *                                                 288,000             8,919
--------------------------------------------------------------------------------
Methode Electronics (Class A)                          665,700            15,103
--------------------------------------------------------------------------------
MKS Instruments *                                      249,500             3,844
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

QuickLogic *                                           465,700     $       3,245
--------------------------------------------------------------------------------
SIPEX *                                                334,600             7,968
--------------------------------------------------------------------------------
                                                                          88,464
                                                                   -------------

Electronic Systems 2.2%

Applied Micro Circuits *                                23,800             1,789
--------------------------------------------------------------------------------
Armor Holdings * +                                   1,148,900            20,034
--------------------------------------------------------------------------------
Black Box *                                            378,300            18,288
--------------------------------------------------------------------------------
Lifeline Systems * +                                   334,600             4,203
--------------------------------------------------------------------------------
Lo-Jack *                                              603,800             4,604
--------------------------------------------------------------------------------
                                                                          48,918
                                                                   -------------
Telecommunications 0.9%

Airgate PCS *                                           76,800             2,722
--------------------------------------------------------------------------------
Airnet Commerce *                                       21,800               148
--------------------------------------------------------------------------------
Ditech Communications *                                115,200             1,861
--------------------------------------------------------------------------------
Harmonic *                                             526,300             3,010
--------------------------------------------------------------------------------
Peco II *                                              204,600             5,288
--------------------------------------------------------------------------------
Vyyo *                                                  92,700               569
--------------------------------------------------------------------------------
West TeleServices *                                    286,800             8,084
--------------------------------------------------------------------------------
                                                                          21,682
                                                                   -------------

Aerospace and Defense 1.1%

DONCASTERS ADR *                                        95,300             1,906
--------------------------------------------------------------------------------
Harsco                                                 569,000            14,047
--------------------------------------------------------------------------------
Woodward Governor                                      187,700             8,476
--------------------------------------------------------------------------------
                                                                          24,429
                                                                   -------------

Information Processing 0.9%

F. Y. I. *                                             567,000            21,032
--------------------------------------------------------------------------------
                                                                          21,032
                                                                   -------------

Specialized Computer 0.2%

Activision *                                           191,600             2,880
--------------------------------------------------------------------------------
Virata *                                                76,500               834
--------------------------------------------------------------------------------
                                                                           3,714
                                                                   -------------

Office Automation 0.5%

Technitrol                                             278,000            11,433
--------------------------------------------------------------------------------
                                                                          11,433
                                                                   -------------
Total Technology                                                         219,672
                                                                   -------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

CAPITAL EQUIPMENT 1.3%

Electrical Equipment 0.6%

hi/fn *                                                196,600     $       5,413
--------------------------------------------------------------------------------
LSI Industries                                         435,800             8,852
--------------------------------------------------------------------------------
                                                                          14,265
                                                                   -------------

Machinery 0.7%

Actuant                                              1,264,300             3,793
--------------------------------------------------------------------------------
Brooks Automation *                                    279,800             7,843
--------------------------------------------------------------------------------
NN Ball & Roller                                       334,600             3,032
--------------------------------------------------------------------------------
                                                                          14,668
                                                                   -------------
Total Capital Equipment                                                   28,933
                                                                   -------------

BUSINESS SERVICES AND
TRANSPORTATION 20.0%

Computer Service and Software 6.1%

724 Solutions *                                         11,500               192
--------------------------------------------------------------------------------
Actuate *                                              192,900             3,695
--------------------------------------------------------------------------------
Analysts International                                 554,100             2,164
--------------------------------------------------------------------------------
BISYS Group *                                          391,200            20,514
--------------------------------------------------------------------------------
Cambridge Technology Partners *                        286,000               719
--------------------------------------------------------------------------------
Concord Communications *                               171,800             1,506
--------------------------------------------------------------------------------
Digital Impact *                                       408,900               965
--------------------------------------------------------------------------------
Electronic Arts *                                       95,300             4,065
--------------------------------------------------------------------------------
Genomica *                                              16,100                87
--------------------------------------------------------------------------------
Great Plains Software *                                117,700             5,539
--------------------------------------------------------------------------------
iGATE Capital *                                        382,300             1,069
--------------------------------------------------------------------------------
Interact Commerce *                                    206,100             1,687
--------------------------------------------------------------------------------
Jack Henry & Associates                                 47,700             2,962
--------------------------------------------------------------------------------
Keynote Systems *                                      264,100             3,755
--------------------------------------------------------------------------------
Loislaw.com *                                           95,000               405
--------------------------------------------------------------------------------
net.Genesis *                                          239,300               785
--------------------------------------------------------------------------------
NetIQ *                                                240,300            20,989
--------------------------------------------------------------------------------
Packeteer *                                            332,600             4,126
--------------------------------------------------------------------------------
Pixelworks *                                           150,600             3,389
--------------------------------------------------------------------------------
Progress Software *                                  1,315,000            19,026
--------------------------------------------------------------------------------
PSINet *                                               365,400               274
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Quest Software *                                        55,600     $       1,562
--------------------------------------------------------------------------------
Register.com *                                         215,500             1,515
--------------------------------------------------------------------------------
Sonicwall *                                            104,300             1,692
--------------------------------------------------------------------------------
SPSS *                                                 268,100             5,974
--------------------------------------------------------------------------------
SunGard Data Systems *                                  37,100             1,748
--------------------------------------------------------------------------------
Telecommunication Systems *                             17,200                62
--------------------------------------------------------------------------------
USinternetworking *                                  1,051,600             5,225
--------------------------------------------------------------------------------
Verity *                                               175,300             4,213
--------------------------------------------------------------------------------
WebTrends *                                            382,400            11,078
--------------------------------------------------------------------------------
Zebra Technologies (Class A) *                         150,600             6,208
--------------------------------------------------------------------------------
                                                                         137,190
                                                                   -------------

Distribution Services 2.5%

MSC Industrial Direct *                                403,900             7,296
--------------------------------------------------------------------------------
Primesource                                            145,900               638
--------------------------------------------------------------------------------
SCP Pool * +                                           861,100            25,860
--------------------------------------------------------------------------------
SunSource *                                            204,600               627
--------------------------------------------------------------------------------
United Stationers *                                    516,400            12,829
--------------------------------------------------------------------------------
Watsco (Class A)                                       716,400             8,253
--------------------------------------------------------------------------------
                                                                          55,503
                                                                   -------------

Environmental 0.5%

CUNO *                                                 361,700             9,777
--------------------------------------------------------------------------------
IT Group *                                             473,700             2,368
--------------------------------------------------------------------------------
Waterlink *                                            447,800               175
--------------------------------------------------------------------------------
                                                                          12,320
                                                                   -------------

Transportation Services 3.3%

C.H. Robinson Worldwide                                308,300             9,702
--------------------------------------------------------------------------------
Comfort Systems USA *                                  740,800             1,574
--------------------------------------------------------------------------------
EGL *                                                  316,100             7,517
--------------------------------------------------------------------------------
Expeditors International of Washington                 356,600            19,223
--------------------------------------------------------------------------------
Heartland Express *                                     77,327             1,769
--------------------------------------------------------------------------------
Hub Group (Class A) *                                   93,300               843
--------------------------------------------------------------------------------
International Shipholding                              135,562               847
--------------------------------------------------------------------------------
SEACOR SMIT *                                          487,600            25,660
--------------------------------------------------------------------------------
UTI Worldwide *                                        365,000             7,186
--------------------------------------------------------------------------------
                                                                          74,321
                                                                   -------------

Miscellaneous Business Services 7.3%

AnswerThink *                                          287,000             1,041
--------------------------------------------------------------------------------
Corio *                                                 41,500                86
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Electro Rent *                                         566,000     $       8,030
--------------------------------------------------------------------------------
G&K Services                                           382,700            10,799
--------------------------------------------------------------------------------
Herman Miller                                          210,500             6,045
--------------------------------------------------------------------------------
Insituform Technologies (Class A) *                    689,400            27,511
--------------------------------------------------------------------------------
Iron Mountain *                                        671,450            24,928
--------------------------------------------------------------------------------
Ivex Packaging *                                       813,200             8,895
--------------------------------------------------------------------------------
kForce.com *                                            91,312               285
--------------------------------------------------------------------------------
Maximus *                                              740,800            25,882
--------------------------------------------------------------------------------
McGrath RentCorp                                       290,900             5,536
--------------------------------------------------------------------------------
MPW Industrial Services Group * +                      550,100               567
--------------------------------------------------------------------------------
New England Business Service +                         833,100            15,204
--------------------------------------------------------------------------------
Strayer Education                                      374,800             9,452
--------------------------------------------------------------------------------
Tetra Tech *                                           673,950            21,461
--------------------------------------------------------------------------------
                                                                         165,722
                                                                   -------------

Airlines 0.3%

Midwest Express Holdings *                             492,200             7,229
--------------------------------------------------------------------------------
                                                                           7,229
                                                                   -------------
Total Business Services and Transportation                               452,285
                                                                   -------------

ENERGY 8.2%

Energy Services 1.7%

Atwood Oceanics *                                      297,900            13,051
--------------------------------------------------------------------------------
Cooper Cameron *                                        89,500             5,912
--------------------------------------------------------------------------------
Grant Prideco *                                        131,950             2,895
--------------------------------------------------------------------------------
Hydril *                                               141,400             2,492
--------------------------------------------------------------------------------
Smith International *                                   95,300             7,106
--------------------------------------------------------------------------------
Weatherford International *                            131,950             6,235
--------------------------------------------------------------------------------
                                                                          37,691
                                                                   -------------

Exploration and Production 6.5%

Barrett Resources *                                    620,600            35,258
--------------------------------------------------------------------------------
Chieftain International *                              573,900            15,854
--------------------------------------------------------------------------------
Cross Timbers Oil                                    1,024,950            28,442
--------------------------------------------------------------------------------
Forest Oil *                                           484,950            17,883
--------------------------------------------------------------------------------
Key Energy Services *                                1,052,600            10,986
--------------------------------------------------------------------------------
National Oilwell *                                     317,100            12,268
--------------------------------------------------------------------------------
Noble Affiliates                                       590,000            27,140
--------------------------------------------------------------------------------
                                                                         147,831
                                                                   -------------
Total Energy                                                             185,522
                                                                   -------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

--------------------------------------------------------------------------------
PROCESS INDUSTRIES 2.4%

Specialty Chemicals 0.1%

MacDermid                                               95,300     $       1,811
--------------------------------------------------------------------------------
                                                                           1,811
                                                                   -------------

Paper and Paper Products 0.5%

Buckeye Technologies *                                 573,900             8,070
--------------------------------------------------------------------------------
Smurfit-Stone Container *                              191,600             2,856
--------------------------------------------------------------------------------
                                                                          10,926
                                                                   -------------

Building and Construction 0.7%

Dal-Tile International *                               226,300             3,211
--------------------------------------------------------------------------------
Layne Christensen *                                    343,600             1,128
--------------------------------------------------------------------------------
Simpson Manufacturing *                                141,400             7,211
--------------------------------------------------------------------------------
Trex *                                                  59,700             1,504
--------------------------------------------------------------------------------
U.S. Aggregates                                        368,700             2,834
--------------------------------------------------------------------------------
                                                                          15,888
                                                                   -------------

Diversified Chemicals 1.1%

Arch Chemicals                                         817,500            14,511
--------------------------------------------------------------------------------
Cabot Microelectronics *                               191,700             9,974
--------------------------------------------------------------------------------
                                                                          24,485
                                                                   -------------
Total Process Industries                                                  53,110
                                                                   -------------

BASIC MATERIALS 1.9%

Metals 1.6%

Gibraltar Steel                                        190,500             3,364
--------------------------------------------------------------------------------
Material Sciences *                                    693,400             5,330
--------------------------------------------------------------------------------
Matthews International (Class A) +                     889,700            28,192
--------------------------------------------------------------------------------
                                                                          36,886
                                                                   -------------

Mining 0.3%

Battle Mountain Gold *                               2,185,300             3,688
--------------------------------------------------------------------------------
Coal Creek +                                             9,295               730
--------------------------------------------------------------------------------
Lihir Gold (USD) *                                   7,996,400             2,709
--------------------------------------------------------------------------------
                                                                           7,127
                                                                   -------------
Total Basic Materials                                                     44,013
                                                                   -------------

MISCELLANEOUS 0.0%

ADM Cranberry *                                            164                 4
--------------------------------------------------------------------------------
Total Miscellaneous                                                            4
                                                                   -------------

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

EDUCATION 0.0%

Education 0.0%

ITT Educational Services *                              37,700     $        829
-------------------------------------------------------------------------------
Total Education                                                             829
                                                                   ------------

FOREIGN 0.1%

Other Foreign 0.1%

ValiCert *                                             287,000            1,816
-------------------------------------------------------------------------------
Total Foreign                                                             1,816
                                                                   ------------
Total Common Stocks (Cost $1,792,827)                                 2,105,602
                                                                   ------------

CONVERTIBLE BONDS 0.1%

Vantive, 4.75%, 9/1/02                               3,000,000            3,092
-------------------------------------------------------------------------------
Total Convertible Bonds (Cost $ 2,527)                                    3,092
                                                                   ------------

SHORT-TERM INVESTMENTS 8.7%

Money Market Funds 8.7%

Reserve Investment Fund, 6.69%#                    197,280,222          197,280
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $ 197,280)                           197,280
                                                                   ------------

Total Investments in Securities

101.9% of Net Assets (Cost $1,992,634)                             $  2,305,974
                                                                   ------------
Other Assets Less Liabilities                                           (43,112)
                                                                   ------------

NET ASSETS                                                         $  2,262,862
                                                                   ============

    #  Seven-day yield
    +  Affiliated company
    *  Non-income producing
  ADR  American Depository Receipt
 REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------
                                                                Dcember 31, 2000

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments in securities, at value
 Affiliated companies (cost $203,461)                                 $  206,486
 Other companies (cost $1,789,173)                                     2,099,488
                                                                      ----------
 Total investments in securities                                       2,305,974
Other assets                                                              10,657
                                                                      ----------
Total assets                                                           2,316,631

--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Total liabilities                                                         53,769
                                                                      ----------
NET ASSETS                                                            $2,262,862
                                                                      ==========
Net Assets Consist of:

Accumulated net realized gain/loss - net of distributions             $    2,585

Net unrealized gain (loss)                                               313,340

Paid-in-capital applicable to 94,790,683 shares of
$0.50 par value capital stock outstanding;
200,000,000 shares authorized                                          1,946,937
                                                                      ----------

NET ASSETS                                                            $2,262,862
                                                                      ==========

NET ASSET VALUE PER SHARE

Small-Cap Stock shares
($2,255,383,054/94,477,565 shares outstanding)                        $    23.87
                                                                      ==========
Small-Cap Stock Advisor Class shares
($7,479,006/313,118 shares outstanding)                               $    23.89
                                                                      ==========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND

STATEMENT OF OPERATIONS
In thousands

                                                                            Year
                                                                           Ended
                                                                        12/31/00
--------------------------------------------------------------------------------
Investment Income (Loss)

Income
 Dividend (including $5,251 from affiliated companies)                $  19,183
 Interest                                                                12,785
                                                                      ---------
 Total income                                                            31,968
                                                                      ---------
Expenses
 Investment management                                                   15,623
 Shareholder servicing
  Small-Cap Stock shares                                                  2,965
  Small-Cap Stock Advisor Class shares                                       --
 Registration                                                               215
 Custody and accounting                                                     199
 Prospectus and shareholder reports
  Small-Cap Stock shares                                                    127
  Small-Cap Stock Advisor Class shares                                       --
 Legal and audit                                                             24
 Directors                                                                   10
 Miscellaneous                                                               11
                                                                      ---------
 Total expenses                                                          19,174
 Expenses paid indirectly                                                   (40)
                                                                      ---------
 Net expenses                                                            19,134
                                                                      ---------
Net investment income (loss)                                             12,834
                                                                      ---------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities (including $17,918 from affiliated companies)               187,797
 Foreign currency transactions                                                3
                                                                      ---------
 Net realized gain (loss)                                               187,800

Change in net unrealized gain or loss on securities
(including $5,176 from affiliated companies)                             97,585
                                                                      ---------
Net realized and unrealized gain (loss)                                 285,385
                                                                      ---------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 298,219
                                                                      =========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

In thousands

                                                           Year
                                                          Ended
                                                        12/31/00       12/31/99
                                                     --------------------------
Increase (Decrease) in Net Assets

Operations

 Net investment income (loss)                        $    12,834    $     6,337
 Net realized gain (loss)                                187,800        131,905
 Change in net unrealized gain or loss                    97,585         77,185
                                                     --------------------------
Increase (decrease) in net assets from operations        298,219        215,427
                                                     --------------------------
Distributions to shareholders

 Net investment income
  Small-Cap Stock shares                                 (12,079)        (5,845)
  Small-Cap Stock Advisor Class shares                       (49)            --

 Net realized gain
  Small-Cap Stock shares                                (212,307)       (65,022)
  Small-Cap Stock Advisor Class shares                      (673)            --
                                                     --------------------------
 Decrease in net assets from distributions              (225,108)       (70,867)
                                                     --------------------------
Capital share transactions *

 Shares sold
  Small-Cap Stock shares                                 912,777        918,700
  Small-Cap Stock Advisor Class shares                     8,702             --

 Distributions reinvested
  Small-Cap Stock shares                                 212,796         66,463
  Small-Cap Stock Advisor Class shares                       426             --

 Shares redeemed
  Small-Cap Stock shares                                (684,077)      (541,991)
  Small-Cap Stock Advisor Class shares                    (1,199)            --
                                                     --------------------------
 Increase (decrease) in net assets from
 capital share transactions                              449,425        443,172
                                                     --------------------------

Net Assets
Increase (decrease) during period                        522,536        587,732
Beginning of period                                    1,740,326      1,152,594
                                                     --------------------------
End of period                                        $ 2,262,862    $ 1,740,326
                                                     ==========================

*Share information
 Shares sold
  Small-Cap Stock shares                                  36,839         44,046
  Small-Cap Stock Advisor Class shares                       345             --
 Distributions reinvested
  Small-Cap Stock shares                                   9,224          3,120
  Small-Cap Stock Advisor Class shares                        18             --
 Shares redeemed
  Small-Cap Stock shares                                 (27,904)       (26,285)
  Small-Cap Stock Advisor Class shares                       (50)            --
                                                     --------------------------
 Increase (decrease) in shares outstanding                18,472         20,881

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
                                                               December 31, 2000

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Small-Cap Stock, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has two classes of shares--Small-Cap Stock, offered since June 1, 1956, and Small-Cap Stock Advisor Class, first offered on March 31, 2000. Small-Cap Stock Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

      the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

      Class Accounting The Small-Cap Stock Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets; no such fees were incurred during the period ended December 31, 2000. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions are declared and paid by the fund on an annual basis.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of portfolio securities, other than short-term securities, aggregated $820,018,000 and $606,636,000, respectively, for the year ended December 31, 2000.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to redemptions in-kind and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

      --------------------------------------------------------------------------
      Undistributed net investment income                         $(1,016,000)
      Undistributed net realized gain                             (46,264,000)
      Paid-in-capital                                              47,280,000

      At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,992,634,000. Net unrealized gain aggregated $313,340,000 at period-end, of which $618,696,000 related to appreciated investments and $305,356,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $1,431,000 was payable at December 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.45% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Group (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

      The manager has agreed to bear any expenses through December 31, 2001, which would cause Small-Cap Stock Advisor Class's ratio of total expenses to average net assets to exceed 1.20%. Thereafter, through December 31, 2003, Small-Cap Stock Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of expenses to average net assets to exceed 1.20%.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,230,000 for the year ended December 31, 2000, of which $205,000 was payable at period-end.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $12,265,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Small-Cap Stock Advisor Class Shareholders of T. Rowe Price Small-Cap Stock Fund, Inc.

      In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Small-Cap Stock Fund, Inc. (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

      PricewaterhouseCoopers LLP

      Baltimore, Maryland
      January 19, 2001

T. ROWE PRICE SMALL-CAP STOCK FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
--------------------------------------------------------------------------------

      We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

      The fund's distributions to shareholders included:

      o     $38,761,000 from short-term capital gains,

      o $193,136,000 from long-term capital gains, subject to the 20% rate gains category.

      For corporate shareholders, $11,541,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access  1-800-638-2587
By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

Invest With Confidence(R)
T.RowePrice [LOGO]

T. Rowe Price Investment Services, Inc., Distributor.          E265-050 12/31/00